Cover	Oct. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 27, 2020
Entity Registrant Name	ROPER TECHNOLOGIES INC
Entity Central Index Key	0000882835
Entity Incorporation, State or Country Code	DE
Entity File Number	1-12273
Entity Tax Identification Number	51-0263969
Entity Address, Address Line One	6901 Professional Pkway. East, Suite 200
Entity Address, City or Town	Sarasota,
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34240
City Area Code	941
Local Phone Number	556-2601
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	ROP
Security Exchange Name	NYSE